Leases - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 3,940
2023	3,784
2024	3,884
2025	3,902
2026 and thereafter	6,751
Total undiscounted lease payments	22,261
Less: imputed interest	(2,986)
Total operating lease liabilities	$ 19,275